Goodwill and Inatangible Assets (Details) - Schedule of Company’s Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Company’s Intangible Assets [Line Items]
Intangible assets, net	$ 31,036	$ 30,862
Technology [Member]
Schedule of Company’s Intangible Assets [Line Items]
Intangible assets	9,085	10,052
Customer relationship [Member]
Schedule of Company’s Intangible Assets [Line Items]
Intangible assets	5,050	5,492
Software license [Member]
Schedule of Company’s Intangible Assets [Line Items]
Intangible assets	1,299	1,366
Patent [Member]
Schedule of Company’s Intangible Assets [Line Items]
Intangible assets	75	75
Brand name [Member]
Schedule of Company’s Intangible Assets [Line Items]
Intangible assets	6,480	4,809
Goodwilll [Member]
Schedule of Company’s Intangible Assets [Line Items]
Intangible assets	$ 9,047	$ 9,068